CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net revenues:
Total net revenues	$ 182,283	$ 156,498	$ 140,803
Cost of revenues:
Total cost of revenues	155,534	130,864	111,277
Gross profit	26,749	25,634	29,526
Operating expenses:
Selling expenses	2,808	2,233	1,774
General and administrative expenses	23,775	26,428	18,418
Total operating expenses	26,583	28,661	20,192
Operating income (loss)	166	(3,027)	9,334
Interest income	858	2,147	563
Government subsidy income	499	683	863
(Loss) gain on disposal of subsidiaries	492	1,234	(168)
Income before income taxes	2,015	1,037	10,592
Less: Income tax expenses	3,541	2,459	3,812
Income (loss) before loss in equity method investments	(1,526)	(1,422)	6,780
Loss from equity method investments	(664)	(291)	(239)
Net income (loss)	(2,190)	(1,713)	6,541
Less: Net (loss) income attributable to noncontrolling interest	387	(93)	(574)
Increase (decrease) in redeemable non-controlling interest	(143)	169
Net income (loss) attributable to ordinary shareholders of RYB Education, Inc.	$ (2,434)	$ (1,789)	$ 7,115
Net income (loss) per share attributable to ordinary shareholders of RYB Education, Inc.
Basic (in dollars per share)	$ (0.09)	$ (0.06)	$ 0.29
Diluted (in dollars per share)	$ (0.09)	$ (0.06)	$ 0.27
Weighted average shares used in calculating net income (loss) per ordinary share
Basic (in shares)	28,074,624	29,213,801	24,735,445
Diluted (in shares)	28,074,624	29,213,801	26,566,657
Services
Net revenues:
Total net revenues	$ 166,183	$ 139,216	$ 122,869
Cost of revenues:
Total cost of revenues	147,669	121,549	101,522
Products
Net revenues:
Total net revenues	16,100	17,282	17,934
Cost of revenues:
Total cost of revenues	$ 7,865	$ 9,315	$ 9,755